Schedule of Restructuring Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	$ 39	$ 5
Additions	111	48
Payments	(59)	(14)
Adjustments	(2)	0
Restructuring liability at end of year	89	39
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	31	5
Additions	73	31
Payments	(30)	(5)
Adjustments	(2)	0
Restructuring liability at end of year	72	31
Employee Relocation
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	0	0
Additions	8	9
Payments	(8)	(9)
Adjustments	0	0
Restructuring liability at end of year	0	0
Lease Vacancy
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	0
Additions	19
Payments	(4)
Adjustments	2
Restructuring liability at end of year	17
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring liability at beginning of year	8	0
Additions	11	8
Payments	(17)	0
Adjustments	(2)	0
Restructuring liability at end of year	$ 0	$ 8